UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23928

Investment Company Act file number

Catalyst Strategic Income Opportunities Fund
(Exact name of registrant as specified in charter)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

(614) 469-3200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)

Catalyst Strategic Income Opportunities Fund (CSIOX)

Annual Report

September 30, 2024

Catalyst Strategic Income Opportunities Fund
TABLE OF CONTENTS

Allocation of Portfolio Assets (Unaudited)	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Report of the Independent Registered Public Accounting Firm	15

Additional Information	16

Catalyst Strategic Income Opportunities Fund
Allocation of Portfolio Assets (a)
September 30, 2024 (Unaudited)

(a)	Percentages are based on total net assets of the Fund. Please refer to the Schedule of Investments in this annual report for a listing of the Fund’s holdings.

Catalyst Strategic Income Opportunities Fund
Schedule of Investments
September 30, 2024

ASSET-BACKED SECURITIES - 35.6%	Par	Value
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, Series 2005-R10, 7.14% (TSFR1M + 228.95%), 01/25/2036	$1,647,858	$2,442,949
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	666,560
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	230,878	301,873
Lehman XS Trust Series 2007-2N, Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(b)	16,999,767	1,461,980
RASC Trust, Series 2007-KS3, Class M2S, 5.46% (1 mo. Term SOFR + 0.60%), 04/25/2037	423,982	1,047,234
Saxon Asset Securities Trust, Series 2006-3, Class ES, 0.00%, 10/25/2046 (a)(c)	97,526,743	1,355,621
Saxon Asset Securities Trust 2004-3, Series 2004-3, Class ES, 0.30%, 12/26/2034 (a)(c)	22,896,345	267,887
Saxon Asset Securities Trust 2005-1, Series 2005-1, Class ES, 0.30%, 05/25/2035 (a)(c)	23,437,380	281,249
Saxon Asset Securities Trust 2005-2, Series 2005-2, Class ES, 0.30%, 10/25/2035 (a)(c)	27,956,075	329,882
Saxon Asset Securities Trust 2005-3, Series 2005-3, Class ES, 0.30%, 11/25/2035 (a)(c)	38,967,569	483,198
Saxon Asset Securities Trust 2006-1, Series 2006-1, Class ES, 0.00%, 03/25/2036 (a)(c)	34,888,774	446,576
TOTAL ASSET-BACKED SECURITIES (Cost $9,005,281)		9,085,009

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9%	Par	Value
Bear Stearns Asset Backed Securities Trust
Series 2006-AC2, Class 22A1, 5.32% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,506,312	455,138
Series 2006-AC2, Class 22A3, 5.32% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,344,316	438,776
Countrywide Alternative Loan Trust
Series 2007-21CB, Class 2A1, 5.37% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,358,650	371,930
Series 2007-21CB, Class 2A3, 5.47% (1 mo. Term SOFR + 0.61%), 09/25/2037	2,675,532	769,215
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	915,323
GSAA Home Equity Trust 2006-20, Series 2006-20, 5.47% (TSFR1M + 61.45%), 12/25/2046	14,925,000	925,350
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class M1, 5.52%, 02/25/2035 (b)	2,797,336	2,070,029
Structured Asset Securities Corp., Series 2003-34A, Class B1II, 6.54%, 11/25/2033 (b)	852,128	494,234
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000	343,068
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 5.84% (TSFR1M + 51.45%), 02/25/2037	12,571,492	1,634,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,539,603)		8,417,357

MORTGAGE-BACKED SECURITIES - 25.5%	Par	Value
Alternative Loan Trust 2004-15, Series 2004-15, Class M, 6.93%, 09/25/2034 (b)	756,352	675,044
Alternative Loan Trust 2005-27, Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(b)	4,048,642	161,946
Banc of America Mortgage 2008-A Trust, Series Trust, Class 1A7, 0.30%, 01/20/2038 (a)	22,685,074	263,147
Chase Home Lending Mortgage Trust Series 2024-4, Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(b)(d)	19,120,257	305,924
CHL Mortgage Pass-Through Trust 2004-6, Series 2004-6, Class M, 15.86%, 05/25/2034 (b)	147,254	227,507
HarborView Mortgage Loan Trust 2006-12, Series 2006-12, Class 2A2B, 5.58% (1 mo. Term SOFR + 0.61%), 01/19/2038	996,941	1,595,107
JP Morgan Mortgage Trust
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(b)(d)	4,395,447	245,046
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(b)(d)	7,384,703	328,619
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(b)(d)	7,445,801	424,411
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(b)(d)	11,169,151	513,781
Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(b)(d)	7,158,631	248,762
RALI Series 2006-QO9 Trust, Series Trust, Class AXP, 0.25%, 12/25/2046 (a)(c)	35,033,951	394,132
Structured Asset Mortgage Investments II Trust 2006-AR8, Series 2006-AR8, Class X, 0.40%, 10/25/2036 (a)	52,993,989	879,700
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8 Trust, Series Trust, Class 3X2, 0.50%, 10/25/2046 (a)	7,329,081	146,582
WFRBS Commercial Mortgage Trust 2012-C10, Series 2012-C10, Class B, 3.74%, 12/15/2045	144,025	129,622
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,515,830)		6,539,330

Catalyst Strategic Income Opportunities Fund
Schedule of Investments (continued)
September 30, 2024

SHORT-TERM INVESTMENTS - 8.4%

Money Market Funds - 8.4%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (e)	2,159,007	2,159,007
TOTAL SHORT-TERM INVESTMENTS (Cost $2,159,007)		2,159,007

TOTAL INVESTMENTS - 102.4% (Cost $26,219,721)		26,200,703
Liabilities in Excess of Other Assets - (2.4)%		(605,073)
TOTAL NET ASSETS - 100.0%		$25,595,630

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

TSFRIM – 1 Month Term Secured Overweight Financing Rate

(a)	Interest only security.

(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2024.

(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,066,543 or 8.1% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Catalyst Strategic Income Opportunities Fund
Statement of Assets and Liabilities
September 30, 2024

Assets
Investments, at fair value (cost $26,219,721)	$26,200,703
Interest receivable	479,513
Due from Adviser	15,617
Other assets	11,658
Total assets	26,707,491

Liabilities
Payable for investments purchased	1,047,620
Due to custodian	9,194
Trustees’ fees payable	6,333
Compliance officer fees payable	2,009
Legal administration/management services fees payable	2,591
Other accrued expenses	44,114
Total liabilities	1,111,861

Commitments and Contingent Liabilities (Note 7)
Net assets	$25,595,630

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$25,660,253
Accumulated deficit	(64,623)
Net assets	$25,595,630

Net asset value, price per share (2,566,590 shares)	$9.97

See accommpanying notes to financial statements.

Catalyst Strategic Income Opportunities Fund
Statement of Operations
For the Period from Commencement of Operations to September 30, 2024 *

Investment income
Interest income	$442,841
Total investment income	442,841

Expenses
Investment advisory fees	59,654
Professional fees	41,075
Registration fees	19,636
Administration fees	18,373
Shareholder reporting expense	7,600
Transfer agent fees	7,386
Trustees’ fees	6,333
Compliance officer fees	5,875
Legal administration/management services fees	4,800
Other expenses	15,829
Total expenses	186,561

Expense limitation	(107,421)
Total expenses	79,140
Net investment income	363,701

Realized and unrealized gains (losses)
Net realized losses on:
Investments	(45,508)
Net realized losses	(45,508)
Net change in unrealized appreciation (depreciation) of:
Investments	(19,018)
Net change in unrealized depreciation	(19,018)
Net realized and unrealized losses	(64,526)
Net increase in net assets resulting from operations	$299,175

*	The date of commencement of operations was August 2, 2024.

See accommpanying notes to financial statements.

Catalyst Strategic Income Opportunities Fund
Statement of Changes in Net Assets

For the Period from
Commencement of
Operations to
September 30, 2024 *
Increase (decrease) in net assets resulting from operations
Net investment income	$363,701
Net realized losses	(45,508)
Net change in unrealized appreciation (depreciation)	(19,018)
Net increase (decrease) in net assets resulting from operations	299,175

Distributions to shareholders
Net investment income	(371,101)
Total distributions to shareholders	(371,101)

Shareholder transactions
Subscriptions (2,556,443 shares)	25,566,095
Shares issued in reinvestment of distributions (147 shares)	1,461
Increase from shareholder transactions	25,567,556
Net increase (decrease) in net assets	25,495,630
Net assets
Beginning of period (10,000 shares)	100,000
End of period (2,566,590 shares)	$25,595,630

*	The date of commencement of operations was August 2, 2024.

See accommpanying notes to financial statements.

Catalyst Strategic Income Opportunities Fund
Financial Highlights

	For the period from
	Commencement of
	Operations to
	September 30, 2024*
Per share operating performance
Net asset value, beginning of period	$10.00
Loss from investment operations
Net investment income(1)	0.14
Net realized and unrealized loss	(0.02)
Total from investment operations	0.12
Distributions from
Net investment income	(0.15)
Realized gains	—
Total distributions	(0.15)
Net asset value, end of period	$9.97

Total return	1.16	% (2)

Ratios to average net assets
Expenses, before reimbursement	4.69	% (3)
Expenses	1.99	% (3)
Net investment income, before reimbursement	6.44	% (3)
Net investment income	9.15	% (3)

Supplemental data
Net assets, end of period (000’s)	$25,596
Portfolio turnover rate	10	% (2)

*	The date of commencement of operations was August 2, 2024.

(1)	Per share calculations were performed using average shares.

(2)	Not annualized

(3)	Annualized

See accommpanying notes to financial statements.

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	Organization

Catalyst Strategic Income Opportunities Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust (“Trust”) on November 28, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund’s investment objective is to seek total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in domestic asset-backed fixed income securities, including agency and non-agency residential and commercial mortgage-backed securities; collateralized mortgage obligations; stripped mortgage-backed securities; and securities backed by automobiles, aircraft, credit card receivables and businesses. The Fund expects that, under normal market conditions, a significant portion of its assets will be invested in non-agency residential mortgage-backed securities. The Fund may also invest in money-market funds and other cash equivalents.

Catalyst Capital Advisors LLC (the “Advisor”), a New York limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Perini Capital, LLC, a New Mexico limited liability company, serves as the Fund’s investment sub-advisor (the “Sub-Advisor”). Under the general oversight by the Fund’s Board of Trustees (the “Board”) and supervision by the Advisor, the Sub-Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is comprised of three independent trustees. Among other things, the Trustees adopt the investment and other policies of the Fund, appoint officers to manage the Fund’s day-to-day operations, select the Fund’s investment advisors and other service providers and approve their fees, provide ongoing oversight of the performance of the Fund and its service providers, and oversee conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08, for the purpose of financial reporting. The Fund’s financial statements are stated in U.S. dollars. Initial organizational and offering expenses were paid for by the Sub-Advisor and are not subject to recoupment.

Use of Estimates – The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of September 30, 2024 the Fund held no cash equivalents.

Distribution of Income and Gains – The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses monthly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses – Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

3.	Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$9,085,009	$—	$9,085,009
Collateralized Mortgage Obligations	—	8,417,357	—	8,417,357
Mortgage-Backed Securities	—	6,539,330	—	6,539,330
Short-term Investments	2,159,007	—	—	2,159,007
Total Investments	$2,159,007	$24,041,696	$—	$26,200,703

Refer to the Schedule of Investments for further disaggregation of investment categories.

4.	Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the fiscal period ended September 30, 2024, the Fund incurred management fees of $59,654.

Pursuant to the Expense Limitation Agreement between the Fund and the Advisor, the Advisor has agree to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses and ordinary operating expenses such as advisory fees, but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) brokerage commissions and trading costs; (iv) interest (including borrowing costs and overdraft charges); and (v) extraordinary expenses, such as regulatory inquiry and litigation expenses), to the extent that such Fund annual Operating Expenses exceed 1.99% of the Fund’s average daily net assets. The Expense Limitation Agreement will remain in effect until at least January 31, 2026, unless and until the Board approves its modification or termination. After the initial term, the Expense Limitation Agreement may by renewed at the Advisor’s and Board’s discretion. The Expense Limitation Agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s agreement to limit the annual Fund operating expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the Fund any fees waived and/or expenses paid pursuant to the agreement, except for organizational and offering expenses, for a period of up to three years from the date of the waiver and/or expense payment, provided such recoupment does not cause the annual Fund Operating Expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment.

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio.

Pursuant to the Management Services Agreement between the Fund and MFund, an affiliate of the Advisor, MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”). For these services, the Fund pays MFund an annual fee of $5,000 plus an annual asset-based fee in accordance with the following schedule: 0.10% of net assets up to $50 million; 0.07% of

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion and above. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. These amounts are recorded within Legal administration/management services fees in the Statement of Operations.

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Advisor, provides chief compliance officer services to the Fund. For these services, the Fund pays MFund $1,200 per month; $400 for each adviser and sub-adviser; and .0025% of the assets of the Fund. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These amounts are recorded within Compliance officer fees in the Statement of Operations.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value (“NAV”). The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

5.	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

At September 30, 2024, the Fund’s most recent fiscal period end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$26,219,721
Total tax cost of portfolio	$26,219,721
Gross unrealized appreciation	164,248
Gross unrealized depreciation	(183,266)
Net unrealized appreciation / (depreciation)	(19,018)
Other accumulated losses	(45,605)
Other temporary differences	—
Total accumulated deficit	$(64,623)

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

At September 30, 2024, the Fund had short-term capital loss carryforwards that will not expire of $45,605.

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of the distributions paid during the fiscal period ended September 30, 2024 were as follows:

	Ordinary Income	Total
September 30, 2024*	$371,101	$371,101

*	The final tax character of any distribution declared during 2024 will be determined in January 2025 and reported to shareholders on IRS form 1099-DIV in accordance with federal income tax regulations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the period ended September 30, 2024, the Fund made the following permanent book to tax reclassification primarily related to excise tax:

Accumulated
Earnings/(Deficit)	Paid in Capital
$7,303	$(7,303)

6.	Investment Transactions

For the fiscal period ended September 30, 2024, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $26,125,571 and $1,867,889 (excluding short-term securities), respectively.

7.	Commitments and Contingencies

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representation and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

8.	Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Residential and Commercial Mortgage-Backed, and Asset-Backed Securities Risk – Because the Fund concentrates its investment in mortgage-related securities, the Fund is subject to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

Fixed Income Securities Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.

Prepayment Risk – In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment, but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment.

Valuation Risk – Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such investments in accordance with fair value procedures adopted by the Board.

Non-Diversification Risk – The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Marketplace Loans may not have a secondary market and may be difficult to sell.

Repurchase Policy Risks – Quarterly repurchases by the Fund of its shares typically are funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser or Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.

9.	Repurchase Offers

As noted above, the Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% and no more than 25% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below), or the next business day if the 14th is not a business day (each such pricing date, a “Repurchase Pricing Date”) . Repurchases are recorded on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).

During the fiscal period ended September 30, 2024, the Fund did not have any repurchase offers.

If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Catalyst Strategic Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024

10.	Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Catalyst Strategic Income Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Catalyst Strategic Income Opportunities Fund (the “Fund”) as of September 30, 2024, the related statements of operations, changes in net assets and the financial highlights for the period August 2, 2024 (commencement of operations), through September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period August 2, 2024, through September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Catalyst Capital Advisor LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Catalyst Strategic Income Opportunities Fund
Additional Information (Unaudited)
September 30, 2024

Approval of the Advisory Agreement between the Fund and Catalyst Capital Advisors LLC

At a meeting held on April 30, 2024, the Board of Trustees (the “Board”) of Catalyst Strategic Income Opportunities Fund (the “Fund”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (each an “Independent Trustee” and collectively the “Independent Trustees”) discussed the approval of the advisory agreement (the “Advisory Agreement”) between the Fund and Catalyst Capital Advisors LLC (“Catalyst”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services, comparative fee and expense information, and profitability. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Catalyst proposed to provide to the Fund pursuant to the Advisory Agreement. The Board reviewed information concerning Catalyst’s resources, personnel, and business operations. The Board discussed the financial health of Catalyst and reviewed Catalyst’s balance sheet as of March 31, 2024. The Board reviewed Catalyst’s compliance program, including its business continuity and cybersecurity programs. The Board considered that Catalyst and its affiliates currently serve as investment advisers to a number of series of Mutual Fund Series Trust (“MFST”), Mutual Fund and Variable Insurance Trust, and Strategy Shares, investment companies affiliated with the Fund. The Board considered Catalyst’s experience managing similar investment strategies to the Fund and its affiliate’s, AlphaCentric Advisors LLC, experience managing an interval fund that operated from 2018 to 2023.

Performance. The Board noted that Catalyst would not have any direct portfolio management responsibilities with respect to the Fund, and instead would be responsible for compliance monitoring and oversight of Perini. The Board discussed Catalyst’s oversight responsibilities and considered Catalyst’s significant experience with such responsibilities in connection with other sub-advised funds. The Board then reviewed the performance of two open-end funds managed by Catalyst and an affiliate that invest primarily in legacy non-Agency MBS, and that are sub-advised funds (collectively, the “Comparable Strategy Funds”). The Board noted that each of the Comparable Strategy Funds outperformed Peer Group Average, Nontraditional Bond Morningstar Category Average, Multisector Bond Morningstar Category Average, Bloomberg US Aggregate Bond TR Index, and Bloomberg MBS Index for each period presented. The Board determined that Catalyst’s track record of managing similarly managed funds gave the Board confidence that Catalyst would provide value to shareholders as advisor to the Fund. The Board concluded that the Adviser has the ability to effectively manage the Fund.

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

Fees and Expenses. The Board reviewed the proposed advisory fee of 1.50% and compared it to the advisory fee charged by open-end funds in a peer group, open-end funds in the Morningstar Non-traditional Bond and Multisector Bond categories, and funds with comparable strategies (the “Comparable Strategy Funds”). The Board considered that Fund’s proposed advisory fee was higher than the highest advisory fee in the peer group, higher than the average but within the range of fees of the Morningstar categories, and equal to the advisory fees charged to the Comparable Strategy Funds. The Board discussed Fund’s estimated annual expenses (both before and after taking into account an expense limitation agreement), which were higher than the average expenses of open-end funds in the peer group, Morningstar categories, and both Comparable Strategy Funds. The Board acknowledged the funds comprising the peer group and Morningstar categories, and the Comparable Strategy Funds are open-end funds and that interval funds like the Fund tend to have higher expenses than open-end funds due in part to the additional responsibilities related to liquidity management and valuation of unique investments. The Board considered the allocation of advisory fees between Catalyst and Perini in light of Catalyst’s and Perini’s respective duties and other factors. After further discussion, the Board determined that the investment advisory fee was not unreasonable.

“Fall-out” Benefits. The Board considered fall-out benefits that Catalyst expected to receive from its relationship with the Fund, including the fact that the Fund would utilize affiliates to obtain certain services.

Profitability. The Board discussed the projected profitability analysis provided by Catalyst, which indicated that Catalyst expected to realize a modest profit from managing the Fund during the initial term of the Advisory Agreement. The Board determined Catalyst’s estimated profitability was not excessive.

Economies of Scale. The Board considered whether Catalyst expected to share economies of scale with the Fund. The Board determined to revisit the matter of economies of scale as the Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Advisory Agreement. Having requested, reviewed, and discussed in depth such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interests of the Fund and its prospective shareholders.

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Catalyst Strategic Income Opportunities Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Chairman of the Board	Since 4/2024	Manager, Genovese Family Enterprises, LLC (and affiliates, family office) 1999-present, Managing Member, Bear Properties, LLC (real estate firm) (2006-present).	50	Lead Independent Trustee and Chair of Audit Committee, Mutual Fund Series Trust, since 2006; Chairman of the Board, Mutual Fund and Variable Insurance Trust since 2016; Chairman of the Board, Strategy Shares since 2016; Trustee, IDX Funds Trust (formerly, M3Sixty Funds Trust) since 2016; Chairman of the Board of AlphaCentric Prime Meridian Income Fund from 2018 to August 2023.
Stephen P. Lachenauer c/o Catalyst Strategic Income Opportunities Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1967	Trustee, Chairman of the Audit Committee	Since 4/2024	Attorney, private practice since 2010.	50	Trustee, Mutual Fund Series Trust since April 2022; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Mutual Fund and Variable Insurance Trust; Trustee and Chair of the Audit and Risk and Compliance Committees since 2016, and Chair of the Investment Committee since November 2020, Strategy Shares; Trustee and Chair of the Audit and Risk and Compliance Committees from 2018 to 2023, and Chair of the Investment Committee from 2020 to 2023, AlphaCentric Prime Meridian Income Fund.
Tiberiu Weisz c/o Catalyst Strategic Income Opportunities Fund 36 N. New York Avenue, Huntington, NY 11743 Year of Birth: 1949	Trustee, Chairman of the Risk and Compliance Committee	Since 4/2024	Attorney since 1982.	36	Trustee and Chairman of the Risk and Compliance Committee, Mutual Fund Series Trust since 2006.

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	President	Since 4/2024	Chief Operating Officer, Catalyst Capital Advisors LLC and Rational Advisors, Inc., since 2017; Portfolio Manager, Catalyst Capital Advisors LLC 12/2013 to 5/2021; Portfolio Manager, Rational Advisors, Inc. 1/2016 to 5/2018; President, MFund Distributors LLC, since 2020; COO, Catalyst International Advisors LLC, since 2019; COO, Insights Media LLC, since 2019; COO, MFund Management LLC, since 2019; COO, AlphaCentric Advisors LLC, since 2021.	N/A	N/A
Alex Merino 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1985	Vice President	Since 4/2024	Investment Operations Manager, MFund Management LLC, since 2022; Investment Operations Analyst, MFund Management LLC, 9/2020 to 12/2021; Tax Senior Associate, PwC Asset & Wealth Management NY Metro, 7/2016-6/2019.	N/A	N/A

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in the Fund Complex**	Other Directorships Held During Past 5 Years
Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Treasurer	Since 4/2024	Managing Director, Head of Investment Operations, Catalyst Capital Advisors, since January 2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 9/2020 to 1/2024; Head of Client & Investment Operations, Aksia LLC, 4/2009 – 8/2020, Rational Advisors, Inc, since 2024, AlphaCentric Advisors LLC, since 2024.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 4/2024	Director of Compliance Services, MFund Services LLC, since 2015.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2024	Director of Legal Services, MFund Services LLC, since 2012.	N/A	N/A

*	The term of office of each Trustee and Officer is indefinite.

**	The ‘Fund Complex’ includes the Trust, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, and Strategy Shares, each a registered investment company.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Adviser toll free at 1-800-991-3319 or by visiting the Commission’s website at http://www.sec.gov.

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent period ended September 30th, are available to shareholders without charge, upon request by calling the Advisor toll free at 1-800-991-3319 or on the SEC’s web site at www.sec.gov.

Board of Trustees

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at 1-800-991-3319 or by visiting the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Catalyst Strategic Income Opportunities Fund
Additional Information (continued) (Unaudited)
September 30, 2024

Investment Advisor	Management, Legal Administrative and Compliance Services

Catalyst Capital Advisors LLC	MFund Services LLC
53 Palmeras St., Suite 601	36 North New York Avenue
San Juan, PR 00901	Huntington, NY 11743

Investment Sub-Advisor	Legal Counsel

Perini Capital	Thompson Hine LLP
910 West Pierce Street, #225	41 South High Street, Suite 1700
Carlsbad, NM 88220	Columbus, OH 43215

Custodian	Independent Registered Public Accounting Firm

U.S. Bank, N.A.	Cohen & Company, Ltd.
1555 N River Center Drive, Suite 302	1835 Market Street, Suite 310
Milwaukee, WI 53212	Philadelphia, PA 19103

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer (the “Code of Ethics”). During the period covered by this report, no amendments were made to the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees (“Board”) has determined that the registrant does not have an audit committee financial expert. The Board has concluded that the audit committee members, as a group, are sufficiently experienced in matters related to financial reporting to perform the functions necessary under the Audit Committee Charter.

Item 4. Principal Accountant Fees and Services.

Cohen & Company, Ltd., billed the Fund aggregate fees for services rendered to the Fund for the fiscal year as follows:

	9/30/2024	9/30/2023
(a) Audit Fees	$35,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	9/30/2024	9/30/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Cohen & Company, Ltd., for the fiscal periods were $0 and $0.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

14.	Proxy Voting Policy

14.A	Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Advisor or its designee, subject to the Board’s continuing oversight. The Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Advisor has delegated proxy voting duties to the Sub-Advisor, Perini Capital, LLC.

Where a proxy proposal raises a material conflict between the interests of the Advisor or its designee (the Sub-Advisor), any affiliated person(s) of the Advisor or its designee, the Fund’s principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Fund and the Fund’s or its shareholder’s interests, the Advisor or its designee will resolve the conflict by voting in accordance with the policy guidelines or at the Fund’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting.

The Sub-Advisor generally expects to vote proxies in accordance with the recommendations of company management. However, there are many complexities to proxy votes and the Sub-Advisor will vote against a proposal or recommendation of management if it determines that such a vote is in the best interests of the Client. Any proxy voting materials received by the Firm will be forwarded to the investment team for their review.

The Sub-Advisor will process every vote it receives for U.S. and non-U.S. proxies. Certain types of matters that are the subject of a proxy vote may require a more detailed analysis than the analysis required for some routine or uncontested matters. The Sub-Advisor will abstain from voting or affirmatively decide not to vote if it determines, after considering a variety of factors, that abstaining or not voting is in the best interests of the Sub-Advisor’s Clients.

In effecting Sub-Advisor’s policy of voting proxies in the best interests of its Clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between the Sub-Advisor and its Clients.

Some of these potential conflicts of interest situations include, but are not limited to: (i) business relationships – where, for example, the Sub-Advisor manages assets for companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such company may harm our relationship with the company; (ii) personal relationships – where, for example, the Sub-Advisor may have personal relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where the Sub-Advisor may have a personal interest in the outcome of a particular matter before shareholders; or (iii) familial relationships – where, for example, the Sub-Advisor may have a familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company). In those instances, in which the Sub-Advisor seeks to override the policy, an analysis should be done to assess whether any material conflicts of interest exist, including determining any material conflicts of interest relating to a particular proxy item.

The Sub-Advisor will take necessary steps to retain the required proxy voting records for the necessary periods of time, as required by regulations, including maintaining copies of these written proxy voting policies and procedures; proxy statements received for Client securities; records of votes cast on behalf of Clients; and, any documents prepared by Perini that were material to making a proxy voting decision or that memorialized the basis for the decision.

14.B	Form N-PX/Annual Report of Proxy Voting Record

Form N-PX is used by the Fund to file reports with the SEC containing the Fund’s proxy voting record for the most recent 12-month period ending June 30. The Form must be filed not later than August 31 of each year. The following information must be collected for the Fund in order to complete and file Form N-PX:

1.	The name of the issuer of the Fund security;

2.	The exchange ticker symbol of the Fund security

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager(s)

Michael Perini and Michael Ciklin serves as the Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund.

Michael Perini

Michael Perini, CFA is the President and CEO of Perini Capital and has over 19 years of experience analyzing structured credit securities. Mr. Perini founded Perini Capital in 2011 after working at SecureVest Financial Group as a non-agency mortgage-backed securities trader from 2009 to 2011 and at Commonwealth Advisors as a mortgage credit analyst from 2004 to 2008. He graduated with a B.A. in Finance from Louisiana State University in 2004 and is a CFA charterholder.

Michael Ciklin

Michael Ciklin is a Portfolio Manager at Perini Capital. He has over sixteen years of experience in investment research and financial markets analysis. Prior to joining the Perini Capital in 2014, Mr. Ciklin was Vice President at SPB Partners from 2010 to 2014 and a financial analyst at Savills Studley from 2009 to 2010. He graduated from Princeton University and received JD, MBA and Masters in Real Estate (MRE) degrees from the University of Florida.

Compensation of Portfolio Manager

With respect to the Fund, each Portfolio Manager is compensated with a salary and discretionary bonus paid by the Sub-Adviser.

Portfolio Manager Ownership of Fund Shares

As of September 30, 2024, Mr. Perini owned Fund shares with a value of $100,001-$500,000.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management of multiple client accounts.  The Adviser and Sub-Adviser currently or in the future may provide investment advisory and other services, directly and through affiliates, to various affiliated entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser, Sub-Adviser and the investment professionals, who on behalf of the Adviser and Sub-Adviser provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser and Sub-Adviser accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

Set out below are practices that the Adviser may follow.

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities for accounts with similar strategies. In addition, the Portfolio Manager, who provides investment advisory services to the Fund, may be engaged in substantial activities other than on behalf of the Sub-Adviser or Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and other accounts. To the extent a conflict of interest arises in connection with a prospective investment by the Fund, the Sub-Adviser will take appropriate steps to mitigate that conflict. Such persons devote only so much time to the affairs of the Fund and Sub-Adviser as in his or her judgment is necessary and appropriate.

The Adviser, Sub-Adviser and the Portfolio Manager attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. The Advisor, Sub-Adviser and the Portfolio Manager have adopted allocation policies and procedures intended to treat all client accounts (including the Fund) in a fair and equitable manner. Such allocation policies and procedures also apply to situations in which an investment opportunity of a limited amount, size or quantity is appropriate for more than one client account and require that the Adviser and Sub-Adviser allocate investment opportunities among such accounts in a fair and equitable manner (e.g., on a pro rata or alternating basis). To the extent that a Portfolio Manager seeks to purchase or sell the same security for multiple client accounts, the Portfolio Manager may aggregate, or bunch, these orders where he or she deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order (if any) is filled in its entirety, each participating client account will participate at the average security prices for the bunched order. When a bunched order (if any) is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based on the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average price for the bunched order on the same business day.

Other Accounts Managed

As of September 30, 2024, the portfolio managers of the Fund were responsible for the management of the following other accounts (in addition to the Fund):

Michael Perini

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$67.82	3	$43.95
Other Accounts	75	$50.76	0	$0.00

Michael Ciklin

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$67.82	3	$43.95
Other Accounts	75	$50.76	0	$0.00

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures.

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

Changes in Internal Controls.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable this period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catalyst Strategic Income Opportunities Fund

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	12/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover, President
Principal Executive Officer

Date	12/6/2024

By	/s/ Thomas Hamel
Thomas Hamel, Treasurer
Principal Financial Officer

Date	12/9/2024